Consolidated Statement of Cash Flows - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Cash flows from (used in) operating activities
Net income	$ 11,129	$ 2,564	$ 13,922	$ 5,388
Adjustments to determine net cash flows from (used in) operating activities
Gain on sale of Schwab shares	(9,159)	0	(9,159)	0
Provision for (recovery of) credit losses	1,341	1,071	2,553	2,072
Depreciation	340	324	685	638
Amortization of other intangibles	194	168	381	353
Net securities loss/(gain)	282	66	1,202	60
Share of net income from investment in Schwab	(74)	(194)	(305)	(335)
Deferred taxes	(457)	(730)	(527)	(797)
Changes in operating assets and liabilities
Interest receivable and payable	(608)	206	(845)	370
Securities sold under repurchase agreements	(6,454)	18,110	(14,498)	25,385
Securities purchased under reverse repurchase agreements	5,643	(6,643)	(8,259)	(1,389)
Securities sold short	(2,533)	(4,730)	4,038	(6,516)
Trading loans, securities, and other	3,853	(4,826)	(19,232)	(14,256)
Loans net of securitization and sales	27,634	(24,876)	10,510	(34,289)
Deposits	(21,175)	23,104	(2,583)	5,822
Derivatives	3,143	(5,947)	3,968	3,294
Non-trading financial assets at fair value through profit or loss	(718)	1,339	(1,659)	1,694
Financial assets and liabilities designated at fair value through profit or loss	(16,984)	8,038	(14,080)	(4,132)
Securitization liabilities	1,721	1,333	2,870	3,102
Current taxes	1,822	(1,048)	241	520
Brokers, dealers, and clients amounts receivable and payable	327	(1,053)	(3,652)	(2,267)
Other, including unrealized foreign currency translation loss/(gain)	12,471	(995)	(4,112)	452
Net cash from (used in) operating activities	11,738	5,281	(38,541)	(14,831)
Cash flows from (used in) financing activities
Issuance of subordinated notes and debentures	17	1,750	2,129	1,750
Redemption or repurchase of subordinated notes and debentures	2,927	18	2,994	42
Common shares issued, net of issuance costs	40	22	62	59
Repurchase of common shares, including tax on net value of share repurchases	(2,571)	(1,219)	(2,571)	(2,942)
Preferred shares and other equity instruments issued, net of issuance costs	0	0	748	0
Redemption of preferred shares and other equity instruments	0	(350)	(500)	(350)
Sale of treasury shares and other equity instruments	3,183	2,365	7,741	5,616
Purchase of treasury shares and other equity instruments	(3,147)	(2,307)	(7,771)	(5,501)
Dividends paid on shares and distributions paid on other equity instruments	(2,015)	(1,853)	(3,807)	(3,597)
Repayment of lease liabilities	(340)	(158)	(509)	(325)
Net cash from (used in) financing activities	(7,760)	(1,768)	(7,472)	(5,332)
Cash flows from (used in) investing activities
Interest-bearing deposits with banks	(9,911)	(10,894)	29,129	10,242
Activities in financial assets at fair value through other comprehensive income
Purchases	(21,836)	(6,325)	(42,813)	(13,626)
Proceeds from maturities	9,817	5,137	18,123	8,445
Proceeds from sales	1,530	377	2,370	1,115
Activities in debt securities at amortized cost
Purchases	(22,204)	(2,462)	(29,337)	(5,700)
Proceeds from maturities	13,422	8,825	26,012	17,532
Proceeds from sales	4,183	2,108	21,935	2,606
Net purchases of land, buildings, equipment, other depreciable assets, and other intangibles	(436)	(425)	(933)	(896)
Net cash acquired from (paid for) divestitures and acquisitions	20,627	0	20,627	70
Net cash from (used in) investing activities	(4,808)	(3,659)	45,113	19,788
Effect of exchange rate changes on cash and due from banks	(221)	121	(36)	(38)
Net increase (decrease) in cash and due from banks	(1,051)	(25)	(936)	(413)
Cash and due from banks at beginning of period	6,552	6,333	6,437	6,721
Cash and due from banks at end of period	5,501	6,308	5,501	6,308
Supplementary disclosure of cash flows from operating activities
Amount of income taxes paid (refunded) during the period	1,466	1,590	2,787	2,172
Amount of interest paid during the period	13,978	15,232	29,456	30,410
Amount of interest received during the period	20,647	22,223	43,231	44,505
Amount of dividends received during the period	$ 721	$ 683	$ 1,347	$ 1,359